Average Annual Total Returns - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 20%	Nov. 29, 2024
Fidelity Advisor Asset Manager 20% - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	1.47%
Past 5 years	2.39%
Past 10 years	2.39%
Fidelity Advisor Asset Manager 20% - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	0.35%
Past 5 years	1.47%
Past 10 years	1.37%
Fidelity Advisor Asset Manager 20% - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	0.92%
Past 5 years	1.53%
Past 10 years	1.49%
Fidelity Advisor Asset Manager 20% - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	5.85%
Past 5 years	2.82%
Past 10 years	2.37%
Fidelity Advisor Asset Manager 20% - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	3.59%
Past 5 years	2.60%
Past 10 years	2.36%
Fidelity Advisor Asset Manager 20% - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	7.93%
Past 5 years	3.87%
Past 10 years	3.26%
Fidelity Advisor Asset Manager 20% - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	7.95%
Past 5 years	3.96%
Since Inception	3.23%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
F0056
Average Annual Return:
Past 1 year	8.69%
Past 5 years	3.83%
Past 10 years	3.28%

[1]	A From October 2, 2018 .